UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period:  February 28, 2022

Item 1. Report to Stockholders.

(a)

Principal Street High Income Municipal Fund

A Class Shares — GSTFX
Institutional Class Shares — GSTAX
Investor Class Shares — GSTEX

Semi-Annual Report

https://principalstreetfunds.com	February 28, 2022

(This Page Intentionally Left Blank.)

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of February 28, 2022

	1-Year	3-Year	Since Inception(1)
Institutional Class	2.88%	1.29%	3.33%
Investor Class	2.23%	0.92%	2.91%
A Class (with sales load)(2)	0.37%	0.30%	2.57%
A Class (without sales load)	2.72%	1.07%	3.10%
Bloomberg High Yield Municipal Bond Index(3)	3.46%	6.23%	5.87%

(1)
Period since the Fund’s inception. The Institutional Class, Investor Class, and A Class commenced operations on September 15, 2017, March 23, 2020, and February 16, 2022, respectively. Performance for the Investor Class and A Class prior to the inception of the Investor Class and A Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class and A Class.

(2)	Reflects a sales load of 2.25%.
(3)
The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

The following is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated February 14, 2022:

Institutional Class	Gross Expenses: 0.78%; Net Expenses: 0.74%.
Investor Class	Gross Expenses: 1.28%; Net Expenses: 1.24%.
A Class	Gross Expenses: 1.03%; Net Expenses: 0.99%.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite, but cannot be terminated through at least February 14, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of February 28, 2022
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of February 28, 2022
(% of Net Assets)

Wisconsin Public Finance Authority, 7.375%, 1/1/2050	3.8%
Wisconsin Public Finance Authority, 7.050%, 9/1/2046	3.0%
Falmouth City Solid Waste Disposal Facilities Revenue, 8.500%, 6/1/2040	3.0%
Angelina & Neches River Authority, 7.500%, 12/1/2045	2.9%
Atoka Industrial Development Authority, 8.000%, 8/1/2039	2.6%
Port Beaumont Navigation District, 8.000%, 2/1/2039	2.5%
South Carolina Economic Development Authority, 7.750%, 10/1/2057	2.2%
Wisconsin Public Finance Authority, 5.750%, 5/1/2054	2.2%
West Virginia Economic Development Authority, 7.625%, 12/1/2040	2.1%
Erie Tobacco Asset Securitization Corp., 0.000%, 6/1/2060	2.1%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Expense Example (Unaudited)
February 28, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 – February 28, 2022).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(09/01/2021)	(02/28/2022)	(09/01/2021 to 02/28/2022)
Institutional Actual(2)(3)	$1,000.00	$ 968.70	$3.76
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,020.98	$3.86

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended February 28, 2022 of -3.13%.
(3)	Excluding interest expense, the actual expenses would be $3.56.
(4)	Excluding interest expense, the hypothetical expenses would be $3.66.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Expense Example (Unaudited) – Continued
February 28, 2022

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(09/01/2021)	(02/28/2022)	(09/01/2021 to 02/28/2022)
Investor Actual(6)(7)	$1,000.00	$ 965.30	$6.19
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,018.50	$6.36

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 1.27%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended February 28, 2022 of -3.47%.
(7)	Excluding interest expense, the actual expenses would be $5.99.
(8)	Excluding interest expense, the hypothetical expenses would be $6.16.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	Since Inception(9)
	(02/16/2022)	(02/28/2022)	(02/16/2022 to 02/28/2022)
A Class Actual(10)(11)	$1,000.00	$1,004.10	$5.17
A Class Hypothetical(12) (5% return before expenses)	$1,000.00	$1,001.41	$5.16

(9)
Inception date for the A Class was February 16, 2022. Expenses are equal to the annualized expense ratio for the period from inception through February 28, 2022 of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the activity as if the A Class had been open the entire six-month period.

(10)	Based on the actual A Class return for the period since inception through February 28, 2022 of 0.41%.
(11)	Excluding interest expense, the actual expenses would be $4.87.
(12)	Excluding interest expense, the hypothetical expenses would be $4.86.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited)
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8%

Arizona — 3.6%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$1,070,502
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.)
7.750%, 07/01/2050	1,600,000	1,873,381
6.000%, 07/01/2051	540,000	585,100
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.)
6.750%, 07/01/2030	2,000,000	2,276,820
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	1,009,111
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,408,936
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
5.375%, 10/01/2056 (e)	2,200,000	1,653,746
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,434,450
		11,312,046

California — 2.9%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)(b)
7.000%, 07/01/2022	1,000,000	600,000
7.500%, 07/01/2032	5,065,000	4,305,250
8.000%, 07/01/2039	3,845,000	2,307,000
7.500%, 12/01/2039	2,500,000	125,000
CSCDA Community Improvement Authority, Series A-1
3.000%, 07/01/2043	2,000,000	1,783,741
		9,120,991

Colorado — 7.0%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,905,736
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	2,500,000	2,357,812

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Colorado — 7.0% (Continued)
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	$2,000,000	$1,883,598
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	965,727
Cherry Creek South Metropolitan District No. 5
6.000%, 12/01/2051	2,000,000	1,883,495
Cielo Metropolitan District
5.250%, 12/01/2050	1,000,000	1,007,464
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	750,000	705,566
Horizon Metropolitan District No. 2
4.500%, 12/01/2051	1,175,000	1,101,959
Legato Community Authority, Series A-1
5.000%, 12/01/2046	1,000,000	1,033,810
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	1,912,148
Reunion Metropolitan District, Series A
3.625%, 12/01/2044	1,750,000	1,529,209
Sheridan Station West Metropolitan District
6.000%, 12/01/2047 (b)	1,200,000	1,219,137
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,625,000	1,709,404
Waters’ Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	962,635
		22,177,700

Florida — 5.5%
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare) (b)
10.000%, 04/30/2022	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	599,500
6.750%, 10/01/2037	1,290,000	709,500
7.000%, 10/01/2040	1,525,000	838,750
7.000%, 10/01/2049	1,700,000	935,000
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	46,500
7.125%, 12/01/2050	2,000,000	620,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,200,000	660,000

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Florida — 5.5% (Continued)
Florida Development Finance Corp., Series B
(Obligor: Brightline Trains, LLC) (a)
7.375%, 01/01/2049	$3,000,000	$3,234,675
Highlands County Health Facilities Authority
(Obligor: Trousdale Foundation Obligated Group) (b)
6.250%, 04/01/2049	2,500,000	1,200,000
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	2,700,000	1,917,000
Lee County, Florida, Airport Revenue, Series B
4.000%, 10/01/2051 (a)	2,000,000	2,159,953
Miami-Dade Seaport Revenue, Series A-1
4.000%, 10/01/2045 (a)	1,000,000	1,101,650
		17,422,528

Georgia — 1.0%
LaGrange Development Authority, Series A
(Obligor: LaGrange College Obligated Group)
5.000%, 10/15/2052	3,000,000	3,059,515

Idaho — 1.7%
Idaho State Board of Correction
5.500%, 08/01/2029	5,300,723	5,328,087

Illinois — 1.6%
Illinois Finance Authority, Series A
(Obligor: Aim Art in Motion)
5.000%, 07/01/2051	2,000,000	1,919,671
Illinois Finance Authority, Series B
(Obligor: Aim Art in Motion)
5.000%, 07/01/2024	305,000	300,129
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	12
(Obligor: Roosevelt University)
6.125%, 04/01/2058	2,500,000	2,794,281
		5,014,093

Indiana — 3.9%
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,495,154

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Indiana — 3.9% (Continued)
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	$2,500,000	$2,287,737
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	6,360,000	5,258,380
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	3,500,000	3,225,722
		12,266,993

Iowa — 1.1%
Iowa Finance Authority
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	3,451,340

Kansas — 0.1%
Prairie Village Meadowbrook Project
2.875%, 04/01/2030	300,000	283,011

Kentucky — 3.0%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC)
8.500%, 06/01/2040	8,875,000	9,484,923

Louisiana — 1.2%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	1,039,717
5.250%, 06/01/2051	1,000,000	1,045,371
5.250%, 06/01/2060	1,500,000	1,557,764
		3,642,852

Maine — 1.1%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC) (a)
8.000%, 12/01/2051	3,500,000	3,380,309

Massachusetts — 0.4%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	1,300,017

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Michigan — 0.5%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	$1,435,000	$1,508,116

Mississippi — 1.6%
Tunica County
6.000%, 10/01/2040	4,150,000	4,219,157
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	920,940
		5,140,097

New Jersey — 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	65,825

New York — 7.1%
Erie County Tobacco Asset Securitization Corp., Series A
0.000%, 06/01/2060 (c)	115,000,000	6,672,093
Metropolitan Transportation Authority, Series C-1
5.250%, 11/15/2055	1,500,000	1,752,045
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	3,248,415
Tender Option Bond Trust Receipts, Series 2021
(SIFMA Municipal Swap Index + 3 basis points)
18.630%, 03/01/2047 (f)	2,000,000	2,901,457
(Obligor: University of Rochester)
18.630%, 07/01/2028 (f)	2,000,000	2,857,985
Tender Option Bond Trust Receipts, Series 2022
(SIFMA Municipal Swap Index + 3 basis points)
18.630%, 02/01/2046 (f)	2,500,000	3,647,964
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	521,857
5.250%, 09/15/2053	920,000	860,960
		22,462,776

Ohio — 0.8%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	2,600,000	2,667,915

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Oklahoma — 2.8%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	$7,200,000	$8,054,348
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	838,995
		8,893,343

Oregon — 0.4%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	6,050,000	363,000
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	12,500,000	750,000
Oregon Business Development Commission, Series 248-G
0.000%, 04/01/2037 (a)(b)(c)(e)	3,200,000	192,000
		1,305,000

Pennsylvania — 2.8%
Montgomery County Higher Education and Health Authority
(Obligor: Thomas Jefferson University Obligated Group)
5.000%, 05/01/2057	1,425,000	1,690,660
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a) (e)
9.000%, 04/01/2051	4,000,000	4,770,838
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,180,000
6.750%, 12/01/2053	2,650,000	1,060,000
		8,701,498

Puerto Rico — 7.3%
Children’s Trust Fund
0.000%, 05/15/2057 (c)	40,000,000	2,725,808
Children’s Trust Fund, Series B
0.000%, 05/15/2057 (c)	120,000,000	6,615,588
Puerto Rico Highway & Transportation Authority, Series E
5.750%, 07/01/2024 (b)	75,000	45,187
Puerto Rico Highway & Transportation Authority, Series G
5.000%, 07/01/2028 (b)	125,000	75,312
5.000%, 07/01/2033 (b)	2,045,000	1,232,113
5.000%, 07/01/2042 (b)	2,305,000	1,388,763

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Puerto Rico — 7.3% (Continued)
Puerto Rico Highway & Transportation Authority, Series H
5.000%, 07/01/2022 (b)	$260,000	$156,000
5.000%, 07/01/2023 (b)	110,000	66,275
5.450%, 07/01/2035 (b)	235,000	141,588
Puerto Rico Highway & Transportation Authority, Series J
4.700%, 07/01/2022 (b)	85,000	51,212
4.800%, 07/01/2024 (b)	145,000	87,362
Puerto Rico Highway & Transportation Authority, Series K
4.300%, 04/15/2022 (b)	100,000	60,000
5.000%, 07/01/2022 (b)	55,000	33,138
5.000%, 07/01/2030 (b)	2,270,000	1,367,675
Puerto Rico Highway & Transportation Authority, Series M
4.125%, 04/15/2022 (b)	130,000	78,000
5.000%, 07/01/2022 (b)	50,000	30,125
4.250%, 07/01/2023 (b)	95,000	57,238
5.000%, 07/01/2025 (b)	355,000	213,888
5.000%, 07/01/2026 (b)	565,000	340,419
5.000%, 07/01/2027 (b)	215,000	129,537
5.000%, 07/01/2037 (b)	3,520,000	2,120,800
5.000%, 07/01/2046 (b)	5,530,000	3,331,826
Puerto Rico Highway & Transportation Authority, Series N
5.500%, 07/01/2022 (b)	85,000	51,213
5.500%, 07/01/2023 (b)	400,000	241,000
5.500%, 07/01/2024 (b)	4,000,000	2,410,000
		23,050,067

South Carolina — 5.7%
City of Hardeeville
4.000%, 05/01/2052	1,100,000	991,202
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a)(b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)(b)
7.000%, 11/01/2038	1,500,000	1,223,627
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	3,163,751
(Obligor: Virtus Academy)
5.000%, 06/15/2041	920,000	930,571
5.000%, 06/15/2051	1,330,000	1,317,778
5.000%, 06/15/2056	900,000	876,888

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

South Carolina — 5.7% (Continued)
South Carolina Jobs-Economic Development
Authority, Series A (Continued)
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	$2,000,000	$1,931,345
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,959,378
		17,794,540

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligated Group) (b)
7.500%, 04/01/2049	1,140,000	74,100
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	3,081,347
		3,155,447

Texas — 16.6%
Angelina & Neches River Authority
7.500%, 12/01/2045	9,900,000	9,120,490
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	5,159,976
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,500,000	4,013,315
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	2,750,000	2,958,513
8.500%, 03/01/2039	700,000	705,844
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,529,318
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	1,009,160
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	990,579

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Texas — 16.6% (Continued)
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	$3,550,000	$3,552,123
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,452,891
New Hope Cultural Education Facilities Finance Corp., Series B
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, 11/15/2061	2,275,000	1,297,046
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	7,495,000	8,014,746
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	871,041
5.000%, 10/01/2051	1,000,000	1,022,115
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	500,000	498,019
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	2,949,480
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	5,651,857
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	379,500
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	207,488
		52,383,501
Utah — 1.5%
Red Bridge Public Infrastructure District No. 1, Series 1-A
4.375%, 02/01/2051	2,000,000	1,950,238
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	906,794
5.500%, 07/15/2047	1,460,000	1,462,891

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Utah — 1.5% (Continued)
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	$300,000	$300,586
		4,620,509

Washington — 1.5%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	1,075,000	1,118,068
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2051	2,000,000	1,876,142
4.000%, 01/01/2057	2,000,000	1,828,122
		4,822,332
West Virginia — 2.5%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)(b)
8.750%, 02/01/2036	1,000,000	1,055,696
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	6,752,535
		7,808,231

Wisconsin — 11.6%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	505,000	334,336
7.500%, 07/01/2053	2,500,000	1,676,602
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.750%, 05/01/2054	6,850,000	6,780,005
Wisconsin Public Finance Authority, Series A
(Obligor: University of Birmingham) (b)
6.850%, 10/01/2047	400,000	391,261
(Obligor: Austin FBO LLC) (a)(b)
7.050%, 09/01/2046	9,250,000	9,490,315
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,656,590
(Obligor: Mclemore Resort Manager)
4.500%, 06/01/2056	1,000,000	941,494
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital)
7.375%, 01/01/2050	12,425,000	12,070,982

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

Description	Par	Value
MUNICIPAL BONDS — 97.8% (Continued)

Wisconsin — 11.6% (Continued)
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	$2,980,000	$3,063,003
		36,404,588
Total Municipal Bonds
(Cost $333,916,196)		308,028,190

CORPORATE BONDS — 2.5%
Cabana at Jensen Dunes, LLC
12.000%, 11/15/2056	5,025,000	5,025,000
CalPlant I, LLC
9.500%, 10/12/2022 (b)(d)	3,000,000	2,996,940
Total Corporate Bonds
(Cost $8,025,000)		8,021,940

SHORT-TERM INVESTMENT — 0.0%
First American Government Obligations Fund, Class X, 0.03%^
Total Short-Term Investment
(Cost $414)	414	414
Total Investments — 100.3%
(Cost $341,941,610)		316,050,544
Other Assets & Liabilities, Net — (0.3)%		(1,081,439)
Total Net Assets — 100.0%		$314,969,105

(a)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2022, the total value of securities subject to the AMT was $85,431,107 or 27.1% of net assets.
(b)	Security in default at February 28, 2022.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
(d)
Security is considered illiquid and is categorized in Level 3 of the fair value hierarchy. This Level 3 illiquid security has a total fair value of $2,996,940, which represents 1.0% of total net assets. See Notes 2 and 3 in Notes to the Financial Statements.

(e)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2022.
(f)
Inverse floating rate security. The interest rate on this security moves in the opposite direction of its reference interest rate. Reference interest rates are typically based on a negative multiplier and may be subject to a cap or floor.

^	The rate shown is the annualized seven day effective yield as of February 28, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2022

ASSETS:
Investments, at value (Cost: $341,941,610)	$316,050,544
Interest receivable	7,078,035
Receivable for capital shares sold	445,854
Prepaid expenses & other assets	38,067
Total Assets	323,612,500

LIABILITIES:
Loan payable	7,269,000
Payable for capital shares redeemed	971,314
Payable to investment adviser	131,336
Payable for distributions to shareholders	111,896
Payable for fund administration & accounting fees	98,792
Payable for transfer agent fees & expenses	32,818
Payable for compliance fees	5,220
Payable for custody fees	3,655
Accrued expenses	19,364
Total Liabilities	8,643,395

NET ASSETS	$314,969,105

NET ASSETS CONSIST OF:
Paid-in capital	$346,853,545
Total accumulated loss	(31,884,440)
Net Assets	$314,969,105

A Class:
Net Assets	$10,035
Shares issued and outstanding(1)	1,146
Net asset value, redemption price, and offering price per share(2)	$8.76
Maximum offering price per share(2)(3)	$8.96

Institutional Class:
Net Assets	$294,537,275
Shares issued and outstanding(1)	33,677,934
Net asset value, redemption price, and offering price per share	$8.75

Investor Class:
Net Assets	$20,421,795
Shares issued and outstanding(1)	2,322,175
Net asset value, redemption price, and offering price per share	$8.79

(1)	Unlimited shares authorized without par value.
(2)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase.
(3)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.25%.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2022

INVESTMENT INCOME:
Interest income	$8,979,352
Total investment income	8,979,352

EXPENSES:
Investment adviser fees (See Note 4)	859,490
Fund administration & accounting fees (See Note 4)	156,034
Transfer agent fees & expenses (See Note 4)	45,772
Federal & state registration fees	30,199
Custody fees (See Note 4)	16,717
Audit fees	10,987
Trustee fees	9,451
Legal fees	7,519
Compliance fees (See Note 4)	7,420
Postage & printing fees	4,096
Insurance expense	1,267
Other expenses	2,560
Distribution and shareholder servicing fees – A Class (See Note 5)	1
Distribution and shareholder servicing fees – Investor Class (See Note 5)	42,644
Total expense before interest expense and waiver	1,194,157
Interest expense (See Note 9)	56,408
Total expenses before waiver	1,250,565
Less: waiver from investment adviser (See Note 4)	(10,734)
Net expenses	1,239,831

NET INVESTMENT INCOME	7,739,521

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(1,220,214)
Net change in unrealized appreciation/depreciation on investments	(16,585,463)
Net realized and unrealized loss on investments	(17,805,677)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,066,156)

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
OPERATIONS:
Net investment income	$7,739,521	$13,108,390
Net realized loss on investments	(1,220,214)	(2,511,721)
Net change in unrealized appreciation/
depreciation on investments	(16,585,463)	6,559,478
Net increase (decrease) in net assets resulting from operations	(10,066,156)	17,156,147

CAPITAL SHARE TRANSACTIONS:
A Class(1):
Proceeds from shares sold	10,000	—
Proceeds from reinvestment of distributions	18	—
Payments for shares redeemed	—	—
Net increase in net assets resulting from A Class transactions	10,018	—

Institutional Class:
Proceeds from shares sold	86,195,651	173,000,344
Proceeds from reinvestment of distributions	7,268,597	11,685,801
Payments for shares redeemed	(71,321,191)	(101,147,824)
Net increase in net assets resulting from
Institutional Class transactions	22,143,057	83,538,321

Investor Class:
Proceeds from shares sold	11,328,640	14,151,358
Proceeds from reinvestment of distributions	144,377	71,412
Payments for shares redeemed	(2,378,993)	(2,341,503)
Net increase in net assets resulting
from Investor Class transactions	9,094,024	11,881,267
Net increase in net assets from capital share transactions	31,247,099	95,419,588

DISTRIBUTIONS TO SHAREHOLDERS
A Class(1)	(18)	—
Institutional Class	(7,671,048)	(12,534,159)
Investor Class	(398,559)	(225,140)
Total distributions to shareholders	(8,069,625)	(12,759,299)

TOTAL INCREASE IN NET ASSETS	13,111,318	99,816,436

NET ASSETS:
Beginning of period	301,857,787	202,041,351
End of period	$314,969,105	$301,857,787

(1)	Inception date of the A Class was February 16, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the period.

A Class
For the Period
Inception(1)
through
February 28,
2022
(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.74

Investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.04

Less distributions from:
Net investment income	(0.02)
Net realized gains	—
Total distributions	(0.02)
Net asset value, end of period	$8.76

TOTAL RETURN(2)	0.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$10
Ratio of expenses to average net assets:
Before expense waiver(3)	1.12%
After expense waiver(3)	1.11%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.04%
After expense waiver(3)	1.03%
Ratio of net investment income to average net assets:
After expense waiver(3)	5.21%
Portfolio turnover rate(2)(4)	31%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months				For the Period
	Ended				Inception(1)
	February 28,	Year Ended	Year Ended	Year Ended	through
	2022	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$9.27	$9.12	$10.36	$10.34	$10.00

Investment operations:
Net investment income	0.22	0.51	0.60	0.60	0.58
Net realized and unrealized
gain (loss) on investments	(0.51)	0.15	(1.24)	0.22	0.34
Total from investment operations	(0.29)	0.66	(0.64)	0.82	0.92

Less distributions from:
Net investment income	(0.23)	(0.51)	(0.56)	(0.60)	(0.58)
Net realized gains	—	—	(0.04)	(0.20)	—
Total distributions	(0.23)	(0.51)	(0.60)	(0.80)	(0.58)
Net asset value, end of period	$8.75	$9.27	$9.12	$10.36	$10.34

TOTAL RETURN(2)	-3.13%	7.49%	-6.34%	8.36%	9.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$294,537	$289,438	$201,763	$155,658	$79,861
Ratio of expenses to average net assets:
Before expense waiver(3)	0.77%	0.78%	0.80%	0.83%	1.01%
After expense waiver(3)	0.76%	0.73%	0.74%	0.74%	0.74%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	0.74%	0.77%	0.79%	0.82%	1.00%
After expense waiver(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income
to average net assets:
After expense waiver(3)	4.98%	5.70%	6.28%	5.82%	6.09%
Portfolio turnover rate(2)(4)	31%	64%	41%	33%	54%

(1)	Inception date for the Institutional Class was September 15, 2017.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	Six Months		For the Period
	Ended		Inception(1)
	February 28,	Year Ended	through
	2022	August 31,	August 31,
	(Unaudited)	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.32	$9.18	$8.66

Investment operations:
Net investment income	0.20	0.48	0.22
Net realized and unrealized gain (loss) on investments	(0.52)	0.13	0.51 (5)
Total from investment operations	(0.32)	0.61	0.73

Less distributions from:
Net investment income	(0.21)	(0.47)	(0.21)
Net realized gains	—	—	—
Total distributions	(0.21)	(0.47)	(0.21)
Net asset value, end of period	$8.79	$9.32	$9.18

TOTAL RETURN(2)	-3.47%	6.82%	8.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$20,422	$12,420	$278
Ratio of expenses to average net assets:
Before expense waiver(3)	1.28%	1.28%	1.32%
After expense waiver(3)	1.27%	1.24%	1.23%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.24%	1.27%	1.32%
After expense waiver(3)	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets:
After expense waiver(3)	4.48%	5.20%	6.21%
Portfolio turnover rate(2)(4)	31%	64%	41%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited)
February 28, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. Prior to October 15, 2019, the Fund was known as the Green Square High Income Municipal Fund. The investment objective of the Fund is to provide current income exempt from regular federal income tax.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund currently offers three classes of shares for purchase. The Institutional Class commenced operations on September 15, 2017, the Investor Class commenced operations on March 23, 2020, and the A Class commenced operations on February 16, 2022. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single share class. The Investor Class and A Class shares are subject to a 0.50% and 0.25% Rule 12b-1 distribution and servicing fee, respectively. A Class shares may be subject to a front-end sales charge of up to 2.25%. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2022, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2019.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund will declare daily and pay monthly distributions of net investment income. The Fund will also distribute net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Allocation of Expenses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Fund 12b-1 fees are expensed at annual rate of 0.50% and 0.25% of average daily net assets of the Investor Class and A Class shares, respectively (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. At February 28, 2022, the Fund had investments in illiquid securities with a total value of $2,996,940 or 1.0% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis
CalPlant I, LLC
9.500%, 10/12/2022	$3,000,000	November 2021	$3,000,000

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Municipal and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$5,025,000	$2,996,940	$8,021,940
Municipal Bonds	—	308,028,190	—	308,028,190
Short-Term Investment	414	—	—	414
Total Investments in Securities*	$414	$313,053,190	$2,996,940	$316,050,544

*	Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of August 31, 2021	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	(3,060)
Net purchases	3,000,000
Transfers into and/or out of Level 3	—
Balance as of February 28, 2022	$2,996,940
Change in unrealized appreciation/depreciation during the
period for Level 3 investments held at as of February 28, 2022	$(3,060)

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

The Level 3 investment as of February 28, 2022, represented 1.0% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of February 28, 2022:

	Fair Value as of			Range/Weighted
Security Type	February 28, 2022	Valuation Technique	Unobservable Input*	Average
Corporate Bond	$2,996,940	Purchase price	Market bid/ask prices	100%

*	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market bid/ask prices	Increase	Decrease

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) for the Fund do not exceed 0.73% of the Fund’s average daily net assets.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred and at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2022 – August 2022	$37,005
September 2022 – August 2023	$97,749
September 2023 – August 2024	$102,942
September 2024 – February 2025	$10,734

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2022 are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in both the Investor Class and A Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.50% and 0.25% of the Investor Class and A Class average daily net assets, respectively. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended February 28, 2022, the Fund’s Investor and A Class incurred expenses of $42,644 and $1, respectively, pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	For the
	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021
A Class:(1)
Shares sold	1,144	—
Shares issued to holders in reinvestment of distributions	2	—
Shares redeemed	—	—
Net increase in Investor Class shares	1,146	—

Institutional Class:
Shares sold	9,487,310	18,890,343
Shares issued to holders in reinvestment of distributions	806,778	1,280,694
Shares redeemed	(7,847,838)	(11,061,063)
Net increase in Institutional Class shares	2,446,250	9,109,974

Investor Class:
Shares sold	1,237,493	1,551,255
Shares issued to holders in reinvestment of distributions	15,961	7,709
Shares redeemed	(264,454)	(256,154)
Net increase in Investor Class shares	989,000	1,302,810
Net increase in capital shares	3,436,396	10,412,784

(1)	Inception date of the A Class was February 16, 2022.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2022, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$—	$—	$127,671,934	$96,922,522

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2021, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$14,715,914	$(24,880,577)	$(10,164,663)	$313,735,494

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2021, components of distributable earnings on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Depreciation	Loss
$1,252,672	$ —	$(4,836,668)	$(10,164,663)	$(13,748,659)

As of August 31, 2021, the Fund had a long-term capital loss carryover of $4,744,584. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended August 31, 2021, the Fund did not defer any qualified late year losses.

The tax character of distributions paid for the period ended February 28, 2022, were as follows:

Ordinary	Tax Exempt	Long Term
Income*	Income	Capital Gains	Total
$ —	$8,069,625	$ —	$8,069,625

The tax character of distributions paid for the year ended August 31, 2021, were as follows:

Ordinary	Tax Exempt	Long Term
Income*	Income	Capital Gains	Total
$1,546,130	$11,213,169	$ —	$12,759,299

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The Fund has established an unsecured line of credit (“LOC”) in the amount of $35,000,000, 15% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures unless renewed on July 22, 2022. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 3.25% as of, and during the period ended, February 28, 2022. The weighted average interest rate paid during the year on outstanding borrowings

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

for the Fund was 3.25%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the period ended, February 28, 2022, the Fund’s LOC activity was as follows:

		Amount			Date of
	Average	Outstanding as of	Interest	Maximum	Maximum
LOC Agent	Borrowings	February 28, 2022	Expense	Borrowing	Borrowing
U.S. Bank N.A.	$3,452,116	$7,269,000	$56,408	$11,750,000	01/20/2022

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2022, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 34.90% and 34.37% of the outstanding shares of the Fund, respectively.

11.  ACCOUNTING PRONOUNCEMENT

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

12.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited)
February 28, 2022

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Principal Street Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Principal Street Partners, LLC (“Principal Street” or the “Adviser”) regarding the Principal Street High Income Municipal Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Principal Street with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Principal Street; (3) the costs of the services provided and the profits realized by Principal Street, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Principal Street resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon Principal Street’s presentation and information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Principal Street as set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Principal Street performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Principal Street provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Principal Street on behalf of the Fund;

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited) – Continued
February 28, 2022

(5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees reviewed Principal Street’s audited financials, assets under management and capitalization. In that regard, the Trustees concluded that Principal Street had sufficient resources to support the management of the Fund. The Trustees noted that Principal Street manages a composite of separately managed accounts with investment objectives and investment strategies that are substantially similar to the Fund.  The Trustees also considered the experience of the portfolio managers that Principal Street utilizes in managing the Fund’s assets.  The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Principal Street provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Principal Street. In assessing the quality of the portfolio management delivered by Principal Street, the Trustees considered the performance since the inception of the Fund on both an absolute basis and in comparison to an appropriate benchmark index and the Fund’s respective peer funds according to Morningstar classifications, and as compiled by Barrington Partners (the “Morningstar BP Cohort”). When comparing the Fund’s performance against its Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group. The Trustees noted that the Fund underperformed the Morningstar BP Cohort median and average over the year-to-date, one-year and three-year periods ended September 30, 2021.  The Trustees also noted that the Fund underperformed its benchmark index over the same periods. The Trustees considered that the Fund had achieved positive total returns since inception and in the three-month period ended December 31, 2021.

Cost of Advisory Services and Profitability.  The Trustees considered the management fee that the Fund pays to Principal Street under the Advisory Agreement.  They also considered Principal Street’s profitability analysis for services that Principal Street renders to the Fund.  In that regard, the Trustees noted that Principal Street waived a portion of its management fees during the 12 months ended September 30, 2021.  The Trustees noted that Principal Street manages separately managed accounts with investment strategies that are substantially similar to the Fund. The Trustees noted that the management fees charged to the separately managed accounts are equal to or greater than the management fee charged by Principal Street to the Fund. The Trustees also noted that Principal Street has contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to waive its management fees and reimburse the Fund for its operating expenses, as specified in the Fund’s prospectus.  The Trustees determined that Principal Street’s service relationship with the Fund yielded a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Fund bears relative to those of funds in the same Morningstar BP Cohort. The Trustees noted that the Fund’s management fee was above the peer group median and average. In connection with their review of the management fee, the Board considered the research-intensive nature of the Fund’s investment strategy, relative to other funds in the Morningstar BP Cohort. The Trustees also considered that when the peer group was limited to similarly-sized funds, the management fee was equal to the peer group median and higher than the average. They also noted that the total contractual expenses of the Fund’s Institutional Class and Investor Class (after management fee waivers and fund expense reimbursements) were above the Morningstar BP Cohort median and average but below the average of all funds in US Fund High Yield Muni Morningstar category. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Principal Street’s advisory fee is reasonable.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited) – Continued
February 28, 2022

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees took into account the fact that Principal Street had agreed to consider breakpoints in the future in response to asset growth in the Fund. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and Fund asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by Principal Street from its relationship with the Fund. The Trustees noted that Principal Street does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that Principal Street may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Principal Street does not receive additional material benefits from its relationship with the Fund.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited) – Continued
February 28, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at www.sec.gov.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Principal Street Partners, LLC
6075 Poplar Avenue, Suite 221
Memphis, TN 38119

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-877-914-7343.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 6, 2022

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 6, 2022